Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Current Liabilities
Other Current Liabilities

16.         Other Current Liabilities

Other current liabilities consist of the following:

		December 31, 2022	December 31, 2021

Accrued payroll and employee-related costs		88,469,812	47,194,542
Payable for acquisition of property and equipment		139,578,631	172,981,034
Guarantee deposits		11,695,000	6,620,000
Accrued marketing expenses		11,901,810	10,639,627
Sundry taxes payable		6,707,784	2,329,431
Accrued professional service fees		9,076,767	8,205,320
Accrued offering costs	(i)	4,039,468	9,164,827
Accrued rental expenses		4,242,805	3,210,387
Other accrual expenses		34,742,278	25,733,407
		310,454,355	286,078,575
(i)	In August 2022, the Company entered into a professional services contract with a financial intermediary firm pursuant to which, the firm provided professional services to the Company in connection with Merger Transactions and the Company is obligated to pay a service fee of US$3,000,000. Under the agreement, the Company settled US$1,000,000 of the service fee in cash in October 2022 and has an option at its sole discretion to settle the remaining US$2,000,000 of the service fee in year 2023 either in cash or by issuing 200,000 ordinary Shares of the Company when certain conditions were met upon the consummation of the Merger Transactions on September 28, 2022. The Company accounted for the option to settle such service fee in ordinary shares as a liability-settled share-based payment. The option is re-measured at fair value periodically until the settlement of payment. As of December 31, 2022, the fair value of options is US$580,000 (equivalent to RMB4,039,468).